BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS

We are a diversified global lodging company. During the 2014 first quarter, we modified the information that our President and Chief Executive Officer, who is our CODM, reviews to be consistent with our continent structure. This structure aligns our business around geographic regions and is designed to enable us to operate more efficiently and to accelerate worldwide growth. As a result of modifying our reporting information, we revised our operating segments to eliminate our former Luxury segment, which we allocated between our existing North American Full-Service operating segment, and the following four new operating segments: Asia Pacific, Caribbean and Latin America, Europe, and Middle East and Africa.
Although our North American Full-Service and North American Limited-Service segments meet the applicable accounting criteria to be reportable business segments, our four new operating segments do not meet the criteria for separate disclosure as reportable business segments. Accordingly, we combined our four new operating segments into an "all other" category which we refer to as "International" and have revised our business segment information originally presented in our 2013 Form 10-K filed on February 20, 2014 to conform to our new business segment presentation.
Our three business segments include the following brands:

•
North American Full-Service, which includes the Marriott Hotels, Marriott Conference Centers, JW Marriott, Renaissance Hotels, Renaissance ClubSport, Gaylord Hotels, The Ritz-Carlton (together with residential properties associated with some of The Ritz-Carlton hotels), and Autograph Collection properties located in the United States and Canada;

•
North American Limited-Service, which includes the Courtyard, Fairfield Inn & Suites, SpringHill Suites, Residence Inn, and TownePlace Suites properties, located in the United States and Canada, and, before its sale in the 2012 second quarter, our Marriott ExecuStay corporate housing business; and

•
International, which includes the Marriott Hotels, JW Marriott, Renaissance Hotels, Autograph Collection, Courtyard, AC Hotels by Marriott, Fairfield Inn & Suites, Residence Inn, The Ritz-Carlton (together with residential properties associated with some of The Ritz-Carlton hotels), Bulgari Hotels & Resorts, EDITION, and Marriott Executive Apartments properties located outside the United States and Canada.

In addition, before the spin-off, our former Timeshare segment consisted of the timeshare operations and timeshare development business that we transferred to MVW in conjunction with the spin-off. We continue to include our former Timeshare segment's historical financial results for periods before the spin-off in our historical financial results as a component of continuing operations as reflected in the tables that follow. See Footnote No. 15, "Spin-off" for more information on the spin-off.
We evaluate the performance of our segments based largely on the results of the segment without allocating corporate expenses, income taxes, or indirect general, administrative, and other expenses. We allocate gains and losses, equity in earnings or losses from our joint ventures, and divisional general, administrative, and other expenses to each of our segments. “Other unallocated corporate” represents that portion of our revenues, general, administrative, and other expenses, equity in earnings or losses, and other gains or losses that we do not allocate to our segments. "Other unallocated corporate" includes license fees we receive from our credit card programs and license fees from MVW, after the spin-off.
Revenues

($ in millions)	2013	2012	2011
North American Full-Service Segment	$7,978	$7,276	$6,773
North American Limited-Service Segment	2,583	2,456	2,350
International Segment	1,957	1,794	1,636
Former Timeshare Segment	—	—	1,438
Total segment revenues	12,518	11,526	12,197
Other unallocated corporate	266	288	120
	$12,784	$11,814	$12,317

Net Income

($ in millions)	2013	2012	2011
North American Full-Service Segment	$490	$442	$374
North American Limited-Service Segment	479	472	382
International Segment	228	251	215
Former Timeshare Segment	—	—	(217)
Total segment financial results	1,197	1,165	754
Other unallocated corporate	(203)	(196)	(291)
Interest expense and interest income(1)	(97)	(120)	(107)
Income taxes	(271)	(278)	(158)
	$626	$571	$198

(1)	The $164 million of interest expense shown on the Income Statement for year-end 2011 includes $43 million that we allocated to our former Timeshare segment.
Depreciation and Amortization

($ in millions)	2013	2012	2011
North American Full-Service Segment	$57	$46	$50
North American Limited-Service Segment	21	16	23
International Segment	42	33	35
Former Timeshare Segment	—	—	29
Total segment depreciation and amortization	120	95	137
Other unallocated corporate	7	7	7
	$127	$102	$144

Goodwill

($ in millions)	North American Full-Service Segment	North American Limited-Service Segment	International Segment	Total Goodwill
Year-end 2011 balance:
Goodwill	$392	$126	$411	$929
Accumulated impairment losses	—	(54)	—	(54)
	$392	$72	$411	$875
Year-end 2012 balance:
Goodwill	$392	$125	$411	$928
Accumulated impairment losses	—	(54)	—	(54)
	$392	$71	$411	$874
Year-end 2013 balance:
Goodwill	$392	$125	$411	$928
Accumulated impairment losses	—	(54)	—	(54)
	$392	$71	$411	$874

Capital Expenditures

($ in millions)	2013	2012	2011
North American Full-Service Segment	$253	$257	$25
North American Limited-Service Segment	8	19	11
International Segment	93	96	75
Former Timeshare Segment	—	—	13
Total segment capital expenditures	354	372	124
Other unallocated corporate	50	65	59
	$404	$437	$183

Segment expenses include selling expenses directly related to the operations of the businesses, aggregating $49 million in 2013, $53 million in 2012, and $354 million in 2011 (approximately 82 percent of which were for our former Timeshare segment for the period before the spin-off).

Our Financial Statements include the following related to operations located outside the United States for our segments:

1.	Revenues of $2,149 million in 2013, $1,912 million in 2012, and $1,945 million in 2011;

2.
Segment financial results of $269 million in 2013, $283 million in 2012, and $172 million in 2011. The 2013 segment financial results consisted of segment income of $91 million from Asia, $84 million from the Americas (excluding the United States), $50 million from Continental Europe, $26 million from the United Kingdom and Ireland, and $18 million from the Middle East and Africa; and

3.
Fixed assets of $238 million in 2013 and $491 million in 2012. We include fixed assets located outside the United States at year-end 2013 and year-end 2012 in the “Property and equipment” caption in our Balance Sheets. Also, we had $341 million of fixed assets in 2013 classified in the "Assets held for sale" caption in our Balance Sheet. See Footnote No. 7, "Acquisitions and Dispositions" for more information.